As filed with the Securities and Exchange Commission on May 30, 2000
                                       Investment Company Act File No. 811-7177


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              ------------------

                                   FORM N-1A
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940|X|
                              Amendment No. 13|X|
                       (Check appropriate box or boxes)

                              ------------------
                            The Asset Program, Inc.
                            Quality Bond Portfolio
                         Global Opportunity Portfolio
              (Exact Name of Registrant as Specified in Charter)

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (609) 282-2800

                                Terry K. Glenn
                            The Asset Program, Inc.
                            Quality Bond Portfolio
                         Global Opportunity Portfolio
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011

                    (Name and Address of Agent for Service)

                                  Copies to:

        Counsel for the Program:              Michael J. Hennewinkel, Esq.
            BROWN & WOOD LLP                      MERRILL LYNCH ASSET
        One World Trade Center                      MANAGEMENT, L.P.
          New York, N.Y. 10048                       P.O. Box 9011
       Attention: Frank P. Bruno            Princeton, New Jersey 08543-9011

                                    PART A

                               Explanatory Note

         This Registration Statement is being filed by the Registrant, on behalf of the Quality Bond Portfolio and the Global Opportunity Portfolio (the "Portfolios", each a "Portfolio"), pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"). However, shares of the Portfolios are not being registered under the Securities Act of 1933, as amended (the "Securities Act") because, as of April 3, 2000 the Registrant no longer offers their shares for sale to the public.

         The Asset Program, Inc. ("Program") is an open-end registered investment management company organized on May 12, 1994, under the laws of the state of Maryland. The Program consists of five separate portfolios, including the Quality Bond Portfolio and the Global Opportunity Portfolio.

         Responses to Items 1 through 3, 5 and 9 have been omitted pursuant to paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.

Item 4.  Investment Objectives, Principal Investment Strategies and Related
Risks.

         Quality Bond Portfolio.

         (a) Investment Objective. The investment objective of the Quality Bond Portfolio is to seek a high level of current income and, secondarily, capital appreciation through investment in a diversified portfolio of debt obligations, such as corporate bonds and notes, convertible securities, preferred stocks and governmental obligations.

         (b) Implementation of Investment Objective. Under normal circumstances, the Quality Bond Portfolio invests at least 65% of the value of its total assets in corporate bonds and at least 90% will be invested in fixed income securities. The fixed income securities in which the Quality Bond Portfolio invests consist of:

o        short, intermediate and long term U.S. government obligations

o short, intermediate and long term corporate debt securities issued by U.S. companies

o        convertible and non-convertible debt securities and preferred stock

o        money market securities

o        mortgage backed securities

         The Quality Bond Portfolio invests primarily in fixed income securities of any maturity rated within the three highest grades as determined by Standard & Poor's (AAA, AA or A) or Moody's (Aaa, Aa or A) or in securities that have similar credit characteristics in the judgment of Quality Bond Portfolio's Portfolio management. The Quality Bond Portfolio may continue to hold securities which are downgraded to a rating below the top three rating categories after being purchased by the Quality Bond Portfolio. It may also continue to hold unrated securities that have a similar decline in quality in the Portfolio management's judgment. The Portfolio management will consider factors such as price, credit risk, market conditions and interest rates and will sell a downrated security only if, in the Portfolio management's opinion, it is advantageous to do so.

         The securities in the Quality Bond Portfolio will be varied from time to time depending on the judgment of the Portfolio management as to conditions in the economy and the securities markets and the prospects for interest rate changes. Portfolio management will attempt to mitigate adverse changes in the price of the Quality Bond Portfolio shares and to optimize favorable price changes by actively shifting the maturity and/or quality structure of the Quality Bond Portfolio within its overall investment guidelines. We cannot guarantee that the Quality Bond Portfolio will achieve this objective.

         As a temporary measure for defensive purposes, the Portfolio may invest its assets in short-term debt securities, such as commercial paper or treasury bill agreements, without limitation. See "Short-term Securities" below.

         (c)    Risks. As with any mutual fund, the value of the Quality
Bond Portfolio's investments, and therefore the value of Portfolio shares, may fluctuate. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed income instruments goes down. If the value of the Quality Bond Portfolio's investments goes down, you may lose money.

         The investments the Quality Bond Portfolio makes are also subject to credit risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on an obligation when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

         Additional risks affecting the Portfolio are discussed below under "General Investment Risks Affecting the Portfolios".

                  Global Opportunity Portfolio.

         (a) Investment Objective. The investment objective of the Global Opportunity Portfolio is to seek high total investment return. Total investment return is a combination of capital appreciation and current income.

         (b) Implementation of Investment Objective. The Global Opportunity Portfolio seeks to achieve its investment objective by investing in U.S. and foreign equity securities and fixed income securities. We cannot guarantee that the Global Opportunity Portfolio will achieve this objective. Equity securities consist of:

o        common stock

o        preferred stock

o        securities convertible into common stock

o derivative securities, such as options and futures, the value of which is based on a common stock or group of common stocks

         Fixed income securities consist of:

o short, intermediate and long term U.S. and foreign government debt securities

o        mortgage backed securities

o short, intermediate and long term corporate debt securities issued by U.S. and foreign companies

o term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. and foreign companies

o        corporate debt securities convertible into common stock

o        money market securities

         The Global Opportunity Portfolio may invest entirely in equity securities, entirely in fixed income securities, or partly in equity securities and partly in fixed income securities. There are no limits on the amount of equity or debt securities in which the Global Opportunity Portfolio may invest. The Global Opportunity Portfolio will usually hold at least some equity securities and some fixed income securities. The Global Opportunity Portfolio tries to choose some investments that will increase in value and others that pay dividends or interest. Under unusual market or economic conditions, the Global Opportunity Portfolio may invest up to 100% of its assets in money market securities or in the securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         There are no limits on the Global Portfolio's ability to invest in any country or geographic region. The Global Opportunity Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. At the present time, the Global Opportunity Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the United States. The Global Opportunity Portfolio normally invests in at least three countries at any given time. The Global Opportunity Portfolio may invest in companies in emerging markets, but the Portfolio's management anticipates that a substantially greater portion of the Global Opportunity Portfolio's equity investments will be in companies in developed markets.

         The Portfolio's management will select the percentages of the total portfolio invested in equity securities and fixed income securities, as well as the geographic allocation of the Global Opportunity Portfolio's investments, based on its view of general economic and financial trends in various countries and industries. The Portfolio management may place particular emphasis on the following considerations:

o        inflation,

o        commodity prices,

o        the direction of interest and currency movements,

o        social and political factors,

o        estimates of growth in industrial output and profits, and

o        government fiscal policies.

         Portfolio management's analysis of economic and financial trends does not guarantee successful results.

         The debt securities in which the Global Opportunity Portfolio invests will generally be those that are rated investment grade by Standard & Poor's or Moody's, or unrated securities which, in the opinion of Portfolio management, are of comparable quality. The Global Opportunity Portfolio may, however, invest up to 34% of its total assets in debt securities rated below investment grade or have characteristics of below investment grade securities in the judgment of the Portfolio management (junk bonds). The Global Opportunity Portfolio may invest in fixed income securities of any maturity.

         Portfolio's management will seek to allocate the Global Opportunity Portfolio's investments among the various types of securities in which the Global Opportunity Portfolio may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. For example, if Portfolio management believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Global Opportunity Portfolio may emphasize fixed income investments. Similarly, if Portfolio management believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region, the Global Opportunity Portfolio may emphasize equity investments in that country or region. There is no guarantee that Portfolio management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Portfolio management.

         As a temporary measure for defensive purposes, the Portfolio may invest its assets in short-term debt securities, such as commercial paper or treasury bill agreements, without limitation. See "Short-term Securities" below.

         (c) Risks. As with any mutual fund, the value of the Global Opportunity Portfolio's investments, and therefore the value of Portfolio shares, may fluctuate. These changes in the value of the Global Opportunity Portfolio's equity investments may occur because a particular stock market is rising or falling. Changes in the value of the Global Opportunity Portfolio's fixed income securities may occur in response to interest rate movements. Generally, when interest rates go up, the value of fixed income securities goes down. Changes in the value of the Global Opportunity Portfolio's equity and fixed income investments may also occur as the result of specific factors that affect the value of a particular investment. If the value of the Global Opportunity Portfolio's investments goes down, you may lose money.

         The Global Opportunity Portfolio can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

         The Global Opportunity Portfolio can invest in securities rated below investment grade (junk bonds). Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may be volatile and subject to liquidity, credit and other types of risk.

         (c) General Investment Risks Affecting the Portfolios. This section contains a summary discussion of the general risks of investing in the Portfolios. There can be no guarantee that a Portfolio will meet its investment objective, or that a Portfolio's performance will be positive over any period of time.

         The Portfolios' principal risks are:

         Market and Selection Risk. Market risk is the risk that the equity or bond markets will go down in value, including the risk that the equity or bond markets will go down sharply and unpredictably. Selection risk is the risk that the stocks or obligations that Portfolio management selects will underperform the markets or other investment companies with similar investment objectives and investment strategies.

         The Portfolios also may be subject to the following general risks and/or risks associated with the following investment strategies:

         Correlation risk. The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Portfolio management. Correlation risk is associated with hedging transactions, in which a Portfolio uses a derivative to offset the risk that other Portfolio holdings may decrease in value or that potential investment opportunities may increase in value before the Portfolio can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Portfolio, in which case any losses on the holdings or potential holdings being hedged may not be reduced.

         Credit risk. The risk that the issuer of an investment or other party to a trade will be unable to honor its obligations to a Portfolio.

         Currency risk. The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

         Information risk The risk that important information about a security or market is inaccurate, unreliable or unavailable.

         Leverage risk. The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

         Liquidity risk. The risk that certain securities may be difficult or impossible to sell at the time that a Portfolio would like or at the price that Portfolio management believes the security is currently worth.

         Political risk. The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

         Valuation risk. The risk that a Portfolio has valued an investment at a higher price than it can actually obtain upon a sale.

         Borrowing and Leverage. Each Portfolio may borrow for temporary emergency purposes including to meet redemptions. Borrowings may exaggerate changes in the net asset value of Portfolio shares and in the yield on the Portfolio. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return. Borrowing involves leverage risk.

         Short-Term Investments. Each Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper or treasury bill agreements. As a temporary measure for defensive purposes, each Portfolio may invest more heavily in these securities, without limitation. A Portfolio may also increase its investment in these securities when Portfolio management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may, therefore, limit the potential for a Portfolio to achieve its investment objective. Short-term investments involve credit risk.

         Repurchase Agreements. Each Portfolio may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Portfolio will have to attempt to sell the security in the market for its current value, which may be less than the amount the Portfolio paid for the security. Repurchase agreements involve credit risk.

         Securities Lending. Each Portfolio may lend a portion of its securities. A Portfolio may lend its securities to financial institutions in return for collateral in the form of government securities or cash. A Portfolio making a securities loan will either receive a fee from the borrower or pay the borrower interest in return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return a Portfolio's security, the Portfolio will have to attempt to liquidate the borrower's collateral, which may be worth less than the Portfolio's security. Securities loans involve leverage risk and credit risk.

         Short-Term Trading. Each Portfolio can buy and sell securities whenever it sees a market opportunity, and therefore each Portfolio may engage in short-term trading. Short-term trading may increase a Portfolio's expenses and have tax consequences, such as increased ordinary income dividends of accrued market discount and increased capital gains. Short-term trading involves market risk and selection risk.

         When Issued Securities, Delayed Delivery Securities and Forward Commitments. Each Portfolio may purchase securities on a when-issued or forward commitment basis and may purchase or sell securities for delayed delivery. When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

         Non-Investment Grade Securities. The Global Opportunity Portfolio may invest in securities rated below investment grade. Non-investment grade securities, otherwise known as "junk bonds", are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Portfolio management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Portfolio. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

         Foreign Securities. The Global Opportunity Portfolio may invest in foreign securities. Foreign investment involves special risks not present in U.S. securities that may increase the chance a Portfolio will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

         Restricted and Illiquid Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Portfolio buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve credit risk, liquidity risk, market risk, selection risk and valuation risk, and may involve information risk.

         Covered Call Options. Each Portfolio can sell covered call options, which are options that give the purchaser the right to require a Portfolio to sell a security owned by the Portfolio to the purchaser at a specified price within a limited time period. The Portfolios may also sell the purchaser a right to require the Portfolio to make a payment based on the level of an index that is closely correlated with some of the Portfolio's holdings. A Portfolio will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Portfolio will partially offset any losses on the underlying security. By writing a covered call option, however, a Portfolio limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

         Indexed Derivative Securities. Each Portfolio may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Portfolios may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities -- that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases. Investments in indexed and inverse securities may subject the Portfolio to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Portfolio's investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

         Futures and Options. Each Portfolio may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk. Both futures and options involve market risk.

         The Portfolios will use futures and options primarily for hedging purposes -- that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Portfolios may use options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Portfolio or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Portfolio, in which case losses, on the holdings being hedged may not be reduced.

         Small Cap and Emerging Growth Securities. The Global Opportunity Portfolio's foreign equity investment risks are often heightened by investments in small capital markets. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Portfolios' investment in small cap or emerging growth companies may lose substantial value.

         Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small caps and emerging growth securities requires a long-term view.

         Mortgage backed securities. The Quality Bond Portfolio may invest in GNMA Certificates and other mortgage backed government securities. Mortgage backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and the Portfolio has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk". When interest rates rise, certain types of mortgage backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk".

         Because of prepayment risk and extension risk mortgage backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increase and decrease) may quickly and significantly reduce the value of certain mortgage backed securities.

         Most mortgage backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (Ginnie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Association (Fannie Mae). Principal and interest payments on mortgage backed securities issued by the Federal government agencies are guaranteed by either the Federal government or government agency. Such securities have very little credit risk. Mortgage backed securities that are issued by private corporations rather than Federal agencies have credit risk as well as prepayment risk and extension risk.

         Mortgage backed securities may be either pass through securities or collateralized mortgage obligations (CMOs). Pass through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Portfolio invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Portfolio could lose all or substantially all of its investment.

         Convertibles. The Portfolios may invest in convertible securities. Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the value of the underlying common stock.

                  Conversion and Call Risk. For some convertibles, the issuer can choose when to convert to common stock, or can "call" (redeem) the convertible security. An issuer may convert or call a convertible when it is disadvantageous for the Portfolio, causing the Portfolio to lose an opportunity for gain. For other convertibles, the Portfolio can choose when to convert the security to common stock or put (sell) the convertible back to the issuer. Some convertibles may convert only under certain circumstances and carry the additional risk that conversion may never occur. Others may convert into a cash payment, which is generally based on the underlying stock's value.

                  Synthetics. The Portfolios may combine fixed income securities (fixed income component) with a right to acquire equities (convertibility component) to create synthetic convertible securities. Synthetic convertible securities provide the flexibility to create an investment that is not available in the market directly. The separate components of synthetic convertibles trade separately; each has its own trading market and value. The value of the synthetic convertible is the sum of the value of the fixed income and convertibility components. However, because its components trade separately, often in different markets, the value of a synthetic convertible may respond differently to market movements and other events than a traditional convertible. The convertibility component in a synthetic convertible may be a warrant or option to purchase common stock at a set price (exercise price), or an option on a stock index. If the price of the underlying common stock falls below the exercise price, the warrant or option may lose all value.

Item 6.    Management, Organization and Capital Structure.

         (a)(1) Investment Adviser. Merrill Lynch Asset Management, each Portfolio's Investment Adviser, manages the Portfolios' investments under the overall supervision of the Program's Board of Directors. The address of the Investment Adviser is Merrill Lynch Asset Management, L.P., P.O. Box 9011, Princeton, New Jersey 08543-9011. The Investment Adviser has the responsibility for making all investment decisions for each Portfolio. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, and the Global Opportunity Portfolio under which the Investment Adviser may pay a fee for services it receives. The Quality Bond Portfolio pays the Investment Adviser a fee at an annual rate of 0.50% of the average daily net assets of the Portfolio. The Global Opportunity Portfolio pays the Investment Adviser a fee at the annual rate of 0.75% of the average daily net assets of the Portfolio.

         Merrill Lynch Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 40 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Asset Management is part of the Asset Management Group of ML & Co., which had approximately $560 billion in investment company and other portfolio assets under management as of April 2000. This amount includes assets managed for Merrill Lynch affiliates.

         (a)(2) Portfolio Managers. Christopher G. Ayoub is the portfolio manager for the Quality Bond Portfolio. Mr. Ayoub was a Vice President of the Investment Adviser from 1985 to January 1998 and Portfolio Manager since 1985.

         Thomas R. Robinson is the portfolio manager for the Global Opportunity Portfolio. Mr. Robinson was a Vice President of the Investment Adviser from 1995 to 1997 and portfolio manager since 1995. He has been a First Vice President of the Investment Adviser since 1997.

         (a)(3)   Legal Proceedings.  Not applicable.

         (b) Capital Stock. Not applicable. As of April 3, 2000, shares of the Portfolios are no longer offered for sale to the public.

Item 7.    Shareholder Information.

         (a)     Pricing of Portfolio Shares.

         The net asset value of the shares of all classes of the Portfolios are determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Net asset value is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares of the Portfolios outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and the Distributor, are accrued daily.

         The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Portfolios. It is expected, however, that the per share net asset value of the four classes of the Portfolios will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.

         Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors of the Program as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Portfolio writes an option, the amount of the premium received is recorded on the books of the Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Portfolios are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Program. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Program.

         The Portfolios value debt securities on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships between securities and yield to maturity. Portfolio securities (other than short-term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations.

         Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Portfolios' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolios' net asset value.

         Option Accounting Principles. When a Portfolio sells an option, an amount equal to the premium received by a Portfolio is included in that Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of such liability subsequently will be marked-to-market to reflect the current market value of the option written. If current market value exceeds the premium received there is an unrealized loss; conversely, if the premium exceeds current market value there is an unrealized gain. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. If an option expires on its stipulated expiration date or if a Portfolio enters into a closing purchasing transaction, the affected Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If an option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of sales are increased by the premium originally received.

         Each investor in the Portfolios may reduce its investment in a Portfolio on each day the NYSE is open for trading. The value of each investor's interest in a Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Portfolio. The close of business on the NYSE is generally 4:00 p.m., Eastern time. Any withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the time of determination on such day minus the amount of any withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day minus the amount of the net withdrawals from the aggregate investments in a Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio after the close of business of the NYSE on the next determination of net asset value of the Portfolio.

         (b)      Purchase of Portfolio Shares.

         As of April 3, 2000, shares of the Portfolios are no longer offered for sale to the public.

         (c)      Redemption of Portfolio Shares.

         Each Portfolio is required to redeem for cash all of its shares upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

         The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Portfolios is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Portfolios.

         The value of shares of the Portfolios at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by the Portfolios at such time.

         The Program has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide each Portfolio with a temporary source of cash to be used to meet redemption requests from Portfolios shareholders in extraordinary or emergency circumstances.

Redemption

         A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Portfolios' Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Program or the Portfolios. A redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17A-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

         A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-MER-FUND. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client's bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address on the account has changed within the last 30 days or share certificates have been issued on the account.

         Since the account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Portfolios or the Transfer Agent may temporarily suspend telephone transactions at any time.

         For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Portfolio may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). The Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Portfolio's shares, which will usually not exceed 10 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Portfolios.

Repurchase

         The Portfolios also will repurchase their respective shares through a shareholder's listed securities dealer. The Portfolios normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the dealer prior to the regular close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by a Portfolio from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to a Portfolio not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

         The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Portfolios (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to a Portfolio. Merrill Lynch may charge its customers a processing fee (presently, $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. Each Portfolio reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Portfolio, however, may redeem shares as set forth above.

Reinstatement Privilege -- Class A and Class D Shares

         Shareholders of the Portfolios who have redeemed their Class A or Class D shares have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Portfolios at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

Automatic Redemption

         The Portfolios may redeem shares in a shareholder's account (without charging any deferred sales charge) if the net asset value of the account falls below $500 due to redemptions. The shareholder will be notified if the account falls below $500 before the Portfolio will involuntarily redeem the shares. This involuntary redemption will not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

         (d)      Dividends and Distributions.

         (e)      Tax Consequences.

         Each Portfolio will distribute at least annually any net investment income and any net realized long term capital gains. A Portfolio may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. If an account is with Merrill Lynch and a shareholder would like to receive dividends in cash, shareholders may contact the Transfer Agent. Although this cannot be predicted with any certainty, the Global Opportunity Portfolio anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to shareholders at different rates, depending, in part, on how long the Portfolio has held the assets sold. The Quality Bond Portfolio anticipates that the majority of its dividends, if any, will consist of ordinary income.

         Shareholders will pay tax on dividends from a Portfolio whether received in cash or additional shares. If a shareholder redeems Portfolio shares or exchanges them for shares of another fund, the shareholder generally will be treated as having sold his or her shares and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

         If a shareholder is neither a lawful permanent resident nor a citizen of the U.S. or if a shareholder is a foreign entity, the Portfolio's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

         Dividends and interest received by a Portfolio may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the Global Opportunity Portfolio may be able to claim a credit or take a deduction for foreign taxes paid by the Portfolio, if certain requirements are met.

         By law, a Portfolio must withhold 31% of your dividends and redemption proceeds if a shareholder has not provided a taxpayer identification number or social security number or if the number a shareholder has provided is incorrect.

         This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax law.


Item 8.   Distribution Arrangements.

          (a)     Sales Loads.

          (b)     12b-1 fees.

         Information regarding the applicable sales loads for Class A and Class D shares has been omitted because front-end sales charges are incurred upon the purchase of Class A and Class D shares. As of April 3, 2000, shares of the Portfolios are no longer offered for sale to the public.

         The Portfolios' shares are distributed by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc., an affiliate of Merrill Lynch.

Class B and Class C Shares -- Deferred Sales Charge Options

         Shareholders who redeem Class B shares within four years after purchase or Class C shares within one year after purchase may be required to pay a deferred sales charge. Shareholders also must pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under distribution plans that the Portfolios have adopted under Rule 12b-1. Because these fees are paid out of the Portfolios' assets on an ongoing basis, over time these fees increase the cost of a shareholder's investment and may cost a shareholder more than paying an initial sales charge. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant or other securities dealer who assist shareholders in their decision in purchasing Portfolio shares.

Class B Shares

         Shareholders who redeem their Class B shares within four years after purchase may be charged a deferred sales charge. The amount of the charge gradually decreases as a shareholder holds his or her shares over time, according to the following schedule:

------------------------------------- ---------------------------------
Years Since Purchase                           Sales Charge*

0-1                                                 4.00%
1-2                                                 3.00%
2-3                                                 2.00%
3-4                                                 1.00%
4 and thereafter                                    0.00%
------------------------------------- ---------------------------------
    * The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired by dividend reinvestment are not subject to a deferred sales charge. Merrill Lynch funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Merrill Lynch fund, the higher charge would apply.

         The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

o Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

o Redemption by certain eligible 401(a)and 401(k) plans, certain related accounts, group plan and certain retirement plan rollovers

o Redemption in connection with participation in certain Merrill Lynch fee-based programs

o Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Portfolio shares are held

o Withdrawal through the Merrill Lynch Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established

         Class B shares convert automatically into Class D shares approximately ten years after purchase for the Quality Bond Portfolio and eight years after purchase for the Global Opportunity Portfolio. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class D shares is not a taxable event for Federal income tax purposes.

         Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If Class B shares are acquired in an exchange from another fund with a shorter conversion schedule, the Quality Bond Portfolio's ten year conversion schedule will apply or the Global Opportunity Portfolio's eight year conversion schedule will apply, as the case may be. If you exchange your Class B shares in the Portfolios for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. The length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares

         Shareholders who redeem Class C shares within one year after purchase may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shareholders who redeem shares acquired through reinvestment of Portfolios' dividends will not be charged a deferred sales charge. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Portfolio shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan.

         Class C shares do not offer a conversion privilege.

         (c)      Multiple Class Funds.

         Each Portfolio has four classes of shares, each with its own sales charge and expense structure. Each share class represents an ownership interest in the same investment portfolio. Prior to April 3, 2000, Class A and Class D shares were subject to a sales charge at the time of purchase. Class D shares are subject to an ongoing account maintenance fee of 0.25%, although some investors may qualify for a sales charge reduction or waiver. Class B and Class C shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Class B and Class C shares also may be subject to a deferred sales charge upon redemption. Class B shares of the Global Opportunity Portfolio automatically convert to Class D shares approximately eight years after purchase and Class B shares of the Quality Bond Portfolio automatically convert to Class D shares approximately ten years after purchase.

                                    PART B

         Except as otherwise indicated herein, all capitalized terms shall have the meaning assigned to them in Part A hereof.

Item 10. Cover Page and Table of Contents.

                            The Asset Program, Inc.
                            Quality Bond Portfolio
                         Global Opportunity Portfolio
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                           Phone No. (609) 282-2800

                             ---------------------

         This Statement of Additional Information of the Program is not a prospectus and should be read in conjunction with the Prospectus of the Program, dated May 30, 2000 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling 1-800-MER-FUND or by writing the Program at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The audited financial statements of the Portfolios are incorporated in this Statement of Additional Information by reference to the Program's 2000 annual report to shareholders. A shareholder may request a copy of the annual report or a Prospectus at no charge by calling (800) 456-4587, ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                             ---------------------

     The date of this Statement of Additional Information is May 30, 2000

                                                                         Page

Cover Page .................................................................1
Table of Contents ..........................................................1
Program History.............................................................2
Investment Objectives, Strategies and Risks.................................2
Management of the Program..................................................15
Control Persons and Principal Holders of Securities........................19
Investment Advisory and Other Services.....................................19
Brokerage Allocation.......................................................22
Capital Stock and Other Securities.........................................24
Purchase, Redemption and Pricing of Securities Being Offered...............25
Tax Status.................................................................27
Underwriters...............................................................30
Calculation and Performance Data...........................................30
Financial Statements.......................................................33

Item 11.   Program History.

         The Program was incorporated on May 12, 1994 under the laws of the state of Maryland. The Quality Bond Portfolio and the Global Opportunity Portfolio are each separate series of the Program.

Item 12.   Description of Portfolios and their Investments and Risks.

         (a) Classification. The Program is an open-end, management investment company that consists of five separate portfolios. This filing is being made on behalf of two of the Program's Portfolios, including the Quality Bond Portfolio and the Global Opportunity Portfolio. Each Portfolio has its own separate investment objective and pursues its investment objective through separate investment policies. Set forth below are the specific investment objectives and policies of each Portfolio, followed by a description of general investment policies applicable to one or both of the Portfolios. Each Portfolio is classified as a diversified portfolio under the Investment Company Act.

         (b)      Investment Objectives, Strategies And Risks.

Quality Bond Portfolio

         The Quality Bond Portfolio seeks a high level of current income and, secondarily, capital appreciation through investment in a diversified portfolio of debt obligations, such as corporate bonds and notes, convertible securities, preferred stocks and governmental obligations. The Portfolio will invest primarily in securities rated in the top three rating categories (typically "A" or better) of a nationally recognized rating agency such as Moody's, Standard & Poor's or Fitch, or in securities that possess, in the judgment of the Investment Adviser, similar credit characteristics. This objective is a fundamental policy of the Quality Bond Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. The credit risk of the Portfolio should be minimized by the quality of the bonds in which it will invest, but the long maturities that typically provide the best yields will subject the Portfolio to possible substantial price changes resulting from market yield fluctuations. Portfolio management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Portfolio within the overall investment guidelines. There can be no assurance that the objectives of the Quality Bond Portfolio will be achieved.

         The Quality Bond Portfolio may continue to hold securities which, after being purchased by the Portfolio, are downgraded to a rating below the top three rating categories of a nationally recognized rating agency as well as any unrated securities which, in the Investment Adviser's judgment, have suffered a similar decline in quality.

         The securities in the Quality Bond Portfolio will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed income securities. The Portfolio anticipates that under normal circumstances more than 90% of the assets of the Portfolio will be invested in fixed income securities, including convertible and non-convertible debt securities and preferred stock. In addition, as a matter of operating policy, at least 65% of the assets of the Portfolio will under normal circumstances be invested in corporate bonds. The remaining assets of the Portfolio may be held in cash or, as described herein, may be used in connection with hedging transactions in futures contracts, related options, and options on debt securities, or in connection with non-hedging transactions in options on debt securities. The Portfolio does not intend to invest in common stocks, rights or other equity securities. Transactions in options on debt securities for non-hedging purposes may have certain speculative characteristics. See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Quality Bond Portfolio.

Global Opportunity Portfolio

         The Global Opportunity Portfolio seeks a high total investment return through a fully-managed investment policy utilizing United States and foreign equity, and debt and money market securities, the combination of which will be varied from time to time, both with respect to types of securities and markets, in response to changing market and economic trends. Total investment return is the aggregate of capital value changes and income. This objective is a fundamental policy of the Global Opportunity Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There can be no assurance that the objectives of the Global Opportunity Portfolio will be achieved.

         The Global Opportunity Portfolio will invest in a portfolio of U.S. and foreign equity, debt and money market securities. The composition of the portfolio among these securities and markets will be varied from time to time by the Investment Adviser in response to changing market and economic trends. This fully managed investment approach provides the Portfolio with the opportunity to benefit from anticipated shifts in the relative performance of different types of securities and different capital markets. For example, at times the Portfolio may emphasize investments in equity securities in anticipation of significant advances in stock markets and at times may emphasize debt securities in anticipation of significant declines in interest rates. Similarly, the Portfolio may emphasize foreign markets in its security selection when such markets are expected to outperform, in U.S. dollar terms, the U.S. markets. The Portfolio will seek to identify longer term structural or cyclical changes in the various economies and markets of the world which are expected to benefit certain capital markets and certain securities in those markets to a greater extent than other investment opportunities.

         In determining the allocation of assets among capital markets, the Investment Adviser will consider, among other factors, the relative valuation, condition and growth potential of the various economies, including current and anticipated changes in the rates of economic growth, rates of inflation, corporate profits, capital reinvestment, resources, self-sufficiency, balance of payments, governmental deficits or surpluses and other pertinent financial, social and political factors which may affect such markets. In allocating among equity, debt and money market securities within each market, the Investment Adviser also will consider the relative opportunity for capital appreciation of equity and debt securities, dividend yields, and the level of interest rates paid on debt securities of various maturities.

         While there are no prescribed limits on the geographical allocation of the Portfolio's assets, the Investment Adviser anticipates that it will invest primarily in the securities of corporate and governmental issuers domiciled or located in the United States, Canada, Western Europe and the Far East. In addition, the Investment Adviser anticipates that a portion of the Portfolio's assets normally will be invested in the U.S. securities markets and the other major capital markets. Under normal conditions, the Portfolio's investments will be denominated in at least three currencies or multinational currency units. However, the Portfolio reserves the right to invest substantially all of its assets in U.S. markets or U.S. dollar-denominated obligations when market conditions warrant.

         Similarly, there are no prescribed limits on the allocation of the Portfolio's assets among equity, debt and money market securities. Therefore, at any given time, the Portfolio's assets may be primarily invested in either equity, debt or money market securities or in any combination thereof. However, the Investment Adviser anticipates that the Portfolio's holdings generally will include both equity and debt securities.

         The Global Opportunity Portfolio may invest up to 34% of the Portfolio's assets in debt securities rated below "investment grade" (i.e., Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch) or which possess, in the judgment of the Investment Adviser, similar credit characteristics. Investment in debt securities rated in the medium to lower rating categories of a nationally recognized rating agency or in unrated securities of comparable quality involve special risks which are described more fully below under "Other Investment Policies and Practices of the Portfolios -Investments in Debt Securities-Credit Quality." See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Global Opportunity Portfolio.

           Other Investment Policies And Practices Of The Portfolios

         Set forth below are additional investment policies applicable to one or both of the Portfolios.

Investment in Equity Securities

         A significant portion of the Global Opportunity Portfolio may be invested in equity securities. In purchasing equity securities for this Portfolio, the Investment Adviser will seek to identify the securities of companies and industry sectors which are expected to provide high total return relative to alternative equity investments. The Global Opportunity Portfolio generally will seek to invest in securities the Investment Adviser believes to be undervalued. Undervalued issues include securities selling at a discount from the price-to-book value ratios and price-earnings ratios computed with respect to the relevant stock market averages. The Portfolio also may consider as undervalued securities selling at a discount from their historic price-to-book value or price-earnings ratios, events though these ratios may be above the ratios for the stock market averages. Securities offering dividend yields higher than the yields for the relevant stock market averages or higher than such securities' historic yields may also be considered to be undervalued. The Portfolio may also invest in the securities of small and emerging growth companies when such companies are expected to provide a higher total return than other equity investments. Such companies are characterized by rapid historical growth rates, above-average returns on equity or special investment value in terms of their products or services, research capabilities or other unique attributes. The Investment Adviser will seek to identify small and emerging growth companies that possess superior management, marketing ability, research and product development skills and sound balance sheets.

         Investment in the securities of small and emerging growth companies involves greater risk than investment in larger, more established companies. Such risks include the fact that securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. Also, these companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

         There may be periods when market and economic conditions exist that favor certain types of tangible assets as compared to other types of investments.

Investments in Foreign Securities

         The Global Opportunity Portfolio may invest without limitation in the securities of foreign issuers. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. Since the Global Opportunity Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Global Opportunity Portfolio's assets denominated in those currencies and the Portfolio's yields on such assets. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are, in turn, affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national products, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

         With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a U.S. instrument, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. entities are subject. Foreign financial markets, while growing in volume, generally have substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Global Opportunity Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of securities in the Portfolio due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities generally are higher than costs associated with transactions in U.S. securities. There is generally less government supervision and regulation of exchange, financial institutions and issuers in foreign countries than there is in the United States.

         The operating expense ratios of the Global Opportunity Portfolio can be expected to be higher than those of an investment company investing exclusively in U.S. securities because the expenses of the Portfolio, such as custodial costs, may be higher.

         Dividends and interest received by the Global Opportunity Portfolio may give rise to withholding and other taxes imposed by foreign counties. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of Global Opportunity Portfolio may be able to credit or deduct such taxes in computing their taxable incomes if certain requirements are met. See "Dividends and Taxes."

         European Economic and Monetary Union ("EMU"). For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU took effect for the initial EMU participants in January 1, 1999. Certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in the euro, and are listed, traded, and make dividend and other payments only in euros.

         No assurance can be given that EMU will take full effect, that all the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Portfolios' investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversions may be taxable to Portfolio shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

International Investing in Countries with Smaller Capital Markets

         The risks associated with investments in foreign securities discussed above are often heightened for investments in small capital markets.

         There may be less publicly available information about an issuer in a smaller capital market than would be available about a U.S. company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price-earnings ratios, as used in the United States, may not be applicable in certain capital markets.

         Smaller capital markets, while often growing in trading volume, typically have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Portfolio's incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

         As a result, management of the Program may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Portfolio may invest in countries in which foreign investors, including management of the Program, have had no or limited prior experience.

Investments in Debt Securities

         The Quality Bond Portfolio will invest primarily in debt securities. A significant portion of the Global Opportunity Portfolio also may be invested in debt securities. The average maturity of a Portfolio's holdings of debt securities will vary based on the Investment Adviser's assessment of pertinent economic and market conditions. As with all debt securities, changes in market yields will affect the value of such securities. Prices generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally fluctuate more in response to interest rate changes than to shorter term securities.

         The debt securities in which these Portfolios may invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and debt obligations issued by U.S. corporations. Such securities may include mortgage backed securities issued or guaranteed by U.S. governmental entities or by private issuers. In addition, the Global Opportunity Portfolio may invest in debt securities issued by foreign corporations or issued or guaranteed by foreign governments (including foreign states, provinces and municipalities), by agencies and instrumentalities thereof or by international organizations designed or supported by multiple governmental entities (which are not obligations of the U.S. Government or foreign governments) to promote economic reconstruction or development ("supranational entities") such as the World Bank.

         GNMA Certificates and Other Mortgage Back Government Securities. The Quality Bond and Global Opportunity Portfolios may invest in GNMA Certificates and other mortgage backed government securities. GNMA Certificates are mortgage backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the Certificate. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. Each Certificate evidences an interest in a specific pool of mortgage loans insured by the FHA or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development.

         The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest. In addition, GNMA offers a pass-through security backed by adjustable-rate mortgages. As prepayment rates vary widely, it is not possible to predict accurately the average life of a particular pool. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the certificate.

         In addition to GNMA Certificates, the Global Opportunity Portfolio may invest in mortgage backed securities issued by FNMA and by the Federal Home Loan Mortgage Corporation ("FHLMC"), FNMA, a federally-chartered and privately-owned corporation, issued pass-through securities and certificates representing an interest in a pool of FNMA pass-through securities which are guaranteed as to payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio and securities representing an interest in a pool of FHLMC participation certificates. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. As is the case with GNMA Certificates, the actual maturity of and realized yield on particular FNMA and FHLMC mortgage backed securities will vary based on the prepayment experience of the underlying pool of mortgages. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States.

         Mortgage backed U.S. Government securities typically provide a higher potential for current income than other types of U.S. Government securities; however, U.S. Treasury bills, notes and bonds typically provide a higher potential for capital appreciation than mortgage backed securities.

         Payments of principal of and interest on mortgage backed securities are made more frequently than are payments on conventional debt securities. In addition, holders of mortgage backed securities may receive unscheduled payments of principal at any time representing prepayments on the underlying mortgage loans or financial assets. Such prepayments may usually be made by the related obligor without penalty. Prepayment rates are affected by changes in prevailing interest rates and numerous other economic, geographic, social and other factors. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments or even the scheduled payments of principal and interest, it may receive a rate of interest which is higher or lower than the rate on the mortgage backed securities originally held. To the extent that mortgage backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns of the Portfolio.

         Stripped Mortgage Backed Securities. The Global Opportunity Portfolio may invest in stripped mortgage backed securities ("SMBSs") issued by agencies or instrumentalities of the United States. SMBSs are derivative multiclass mortgage backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal-only or "PO" class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest-only or "IO" class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on the IO security's yield to maturity. If the underling mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs which represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, the Portfolio generally will purchase IOs only as a component of so-called "synthetic" securities. This means that purchases of IOs will be matched with certain purchases of other securities such as inverse floating rate collateralized mortgage obligations ("CMOs") or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on the Portfolio because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the fixed rate securities. IOs and POs of SMBSs are considered by the staff of the Commission to be illiquid securities and, consequently, as long as the staff maintains this position, the Portfolio will not invest in IOs or POs in an amount which, taken together with the Portfolio's other investments in illiquid securities, exceeds 15% (10% to the extent required by certain state laws) of the Portfolio's total assets.

         Foreign Debt Securities. The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Opportunity Portfolio will invest in foreign government securities of issuers considered stable by the Investment Adviser. The Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

         Portfolio Maturity. The portion of the Global Opportunity Portfolio invested in debt securities is not limited as to the maturities of its portfolio investments. The Investment Adviser may adjust the average maturity of the Portfolio's investments from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns. Thus, at various times the average maturity of the Portfolio may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example).

         Credit Quality. The Quality Bond Portfolio will invest primarily in securities rated in the top three (typically A or better) rating categories of a nationally recognized rating agency such as Moody's, Standard & Poor's or Fitch, or in securities that possess, in the judgment of the Investment Adviser, similar credit characteristics.

         The Investment Adviser considers the ratings assigned by nationally recognized rating agencies as one of several factors in its independent credit analysis of issuers. If a debt security in the Quality Bond Portfolio is downgraded below A the Investment Adviser will consider factors such as price, credit risk, market conditions and interest rates and will sell such security only if, in the Investment Adviser's judgment, it is advantageous to do so.

         The Global Opportunity Portfolio is authorized to invest without limitation in fixed income securities rated below Ba by Moody's or BB by Standard & Poor's or Fitch or in unrated securities which, in the Investment Adviser's judgment, possess similar credit characteristics ("high yield bonds"). The Program's Board of Directors has adopted a policy that the Global Opportunity Portfolio will not invest more than 34% of its assets in obligations rated by a nationally recognized rating agency below investment grade, or in obligations deemed by the Investment Adviser to possess similar credit characteristics. Investment in high yield bonds (which are sometimes referred to as "junk" bonds) involves substantial risk. Investments in high yield bonds will be made only when, in the judgment of the Investment Adviser, such securities provide attractive total return potential, relative to the risk of such securities, as compared to higher quality debt securities. Securities rated BB or lower by Standard & Poor's or Fitch or Ba or lower by Moody's are considered by those rating agencies to have varying degrees of speculative characteristics. Consequently, although high yield bonds can be expected to provide higher yields, such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. The Global Opportunity Portfolio will not invest in debt securities in the lowest rating categories (CC or lower for Standard & Poor's or Fitch or Ca or lower for Moody's) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings.

         High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies and are frequently issued in corporate restructurings such as mergers and leveraged buyouts. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. High yield bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of high yield bonds will be satisfied only after satisfaction of the claims of senior security holders. While the high yield bonds in which the Portfolios may invest normally do no include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Portfolios purchase a particular security, in which case the Portfolios may experience losses and incur costs.

         High yield bonds tend to be more volatile than higher rated fixed income securities so that adverse economic events may have a greater impact on the prices of high yield bonds than on higher rated fixed income securities. Like higher rated fixed income securities, high yield bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the high yield bond market which may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Portfolio receives for its high yield bonds to be reduced, or the Portfolios may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the Portfolios' securities than in the case of securities trading in a more liquid market.

Investments in Securities Denominated in Foreign Currencies

         The Global Opportunity Portfolio may invest in securities denominated in currencies other than the U.S. dollar. In selecting securities denominated in foreign currencies, the Investment Adviser will consider, among other factors, the effect of movement in currency exchange rates on the U.S. dollar value of such securities. An increase in the value of a currency will increase the total return to the Portfolio of securities denominated in such currency. Conversely, a decline in the value of the currency will reduce the total return. The Investment Adviser may seek to hedge all or a portion of a Portfolio's foreign securities through the use of forward foreign currency contracts, currency options, futures contracts and options thereon or derivative securities. See "Indexed and Inverse Securities" and "Portfolio Strategies Involving Options and Futures" below.

Investments In Fixed Income Securities

         Each Portfolio is authorized to invest in fixed income securities. To the extent a Portfolio invests in fixed income securities, the net asset value of its shares will be affected by changes in the general level of interest rates. Typically, when interest rates decline, the value of a portfolio of fixed income securities can be expected to rise. Conversely, when interest rates rise typically the value of a portfolio of fixed income securities can be expected to decline.

Investments In Money Market Securities

         The Global Opportunity Portfolio may invest a significant portion of its assets in short term, high quality debt instruments. In addition, for temporary or defensive purposes or in anticipation of redemption, each of the Portfolios is authorized to invest up to 100% of its assets in such money market instruments, including obligations of or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized rating agency or other fixed income securities deemed by the Investment Adviser to be consistent with the objectives of the Portfolio, or the Portfolio may hold its assets in cash. The obligations of commercial banks may be issued by U.S. banks, foreign branches of U.S. banks ("Eurodollar" obligations) or U.S. branches of foreign banks ("Yankeedollar" obligations).

When Issued Securities, Delayed Delivery Securities and Forward Commitments

         Each Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. Each Portfolio may also purchase or sell securities on a delayed delivery basis. Each Portfolio may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction. The Portfolio has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.

         There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Portfolio's purchase price. The Portfolio may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Standby Commitment Agreements

         Each Portfolio may enter into standby commitment agreements. These agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

         There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

         The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Repurchase Agreements and Purchase and Sale Contracts

         Each Portfolio may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with a Portfolio, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Portfolio will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Portfolio does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Portfolio may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.

         A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Portfolio. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Portfolio would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Portfolio would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Portfolio may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Portfolio's other illiquid investments, would exceed 15% of the Portfolio's total assets.

Derivatives

         Each Portfolio may use instruments referred to as "Derivatives." Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the Standard & Poor's Composite 500 Index or the prime lending rate). Derivatives allow the Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments.

         The Portfolios may use the following types of derivative instruments and trading strategies:

     Indexed and Inverse Securities

         The Portfolios may invest in securities the potential return of which is based on an index. As an illustration, the Portfolios may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Portfolios may also invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Portfolios may invest in securities the potential return of which is based inversely on the change in an index (that is, a security the value of which will move in the opposite direction of changes to an index). For example, the Portfolios may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Portfolios invest in such securities, they may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk, and currency risk. The Portfolios may invest in indexed and inverse securities for hedging purposes only. When used for hedging purposes, indexed and inverse securities involve correlation risk.

     Portfolio Strategies Involving Options and Futures

         Each Portfolio may engage in various portfolio strategies to seek to increase its return through the use of listed or over-the-counter ("OTC") options on its portfolio securities and to hedge its portfolio against adverse movements in the markets in which it invests. Each Portfolio is authorized to write (i.e., sell) covered put and call options on its portfolio securities or securities in which it anticipates investing and purchase put and call options on securities. In addition, the Global Opportunity Portfolio may engage in transactions in stock index options, stock index futures and related options on such futures and may deal in forward foreign exchange transactions and foreign currency options and futures and related options on such futures. The Quality Bond and Global Opportunity Portfolios may engage in transactions in interest rate futures and related options on such futures. Although certain risks are involved in options and futures transactions, the Investment Adviser believes that, because the Portfolios will (i) write only covered options on portfolio securities or securities in which they anticipate investing and (ii) engage in other options and futures transactions only for hedging purposes, the options and portfolio strategies of the Portfolios will not subject any Portfolio to the risks frequently associated with the speculative use of options and futures transactions. While each Portfolio's use of hedging strategies is intended to reduce the volatility of the net asset value of shares of that Portfolio, each Portfolio's net asset value will fluctuate. There can be no assurance that any Portfolio's hedging transaction will be effective. Furthermore, each Portfolio will only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in the equity or debt markets, interest rates or currency exchange rates occur.

     Writing of Covered Call Options

         Each Portfolio may from time to time write (i.e., sell) covered call options on its portfolio securities and may enter into closing purchase transactions with respect to certain of such options. The Global Opportunity Portfolio may also engage in transactions in stock index options, the performance of which is substantially correlated to the securities held in its portfolio. A call option is considered covered where the writer of the option owns the underlying securities. By writing a covered call option, the Portfolio, in return for the premium income realized from the sale of the option may give up the opportunity to profit from a price increase in the underlying security above the option exercise price. In addition, the Portfolio will not be able to sell the underlying security until the option expires, is exercised or the Program effects a closing purchase transaction as described below. A closing purchase transaction cancels out the Program's position as the writer of an option by means of an offsetting purchaser of an identical option prior to the expiration of the option it has written. If the option expires unexercised, the Program realizes a gain in the amount of the premium received for the option which may be offset by a decline in the market price of the underlying security during the option period. The use of covered call options is not a primary investment technique of any of the Portfolios and such options normally will be written on underlying securities as to which management does not anticipate significant short term capital appreciation. In its use of options, the Program's Investment Adviser has access to personnel of Merrill Lynch, Pierce, Fenner & Smith incorporated ("Merrill Lynch") with extensive experience in options research and strategy. No Portfolio may write covered options on underlying securities exceeding 15% of that Portfolio's total assets.

         All options referred to herein and in the Program's Prospectus are options issued by The Options Clearing Corporation (the "Clearing Corporation") which are currently traded on the Chicago Board Options Exchange, American Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange or New York Stock Exchange ("NYSE"). An option gives the purchaser of the option the right to buy and obligates the writer (seller) to sell the underlying security at the exercise price during the option period. The option period normally ranges from three to nine months from the date the option is written. For writing an option, the Program receives a premium, which is the price of such option on the exchange on which it is traded. The exercise price of the option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         The writer may terminate its obligation prior to the expiration date of the option by executing a closing purchase transaction which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction ordinarily will be effected to realize a profit on an outstanding call option, to prevent an underlying security for being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option may be closed out only on an exchange which provides a secondary market for an option of the same series and there is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if management believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

         Due to the relatively short time the exchanges have been dealing with options, options involve risks of possible unforeseen events which can be disruptive to the option markets or could result in the institution of certain procedures, including restriction of certain types of orders.

Securities Lending

         Each Portfolio may lend securities with a value not exceeding 33 1/3% of its total assets. In return, each Portfolio receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. This limitation is a fundamental policy and it may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act. The Portfolio receives securities as collateral for the loaned securities and the Portfolio and the borrower negotiate a rate for the loan premium to be received by the Portfolio for the loaned securities, which increases the Portfolio's yield. The Portfolio may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

Illiquid or Restricted Securities

         Each Portfolio may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Portfolio's assets in illiquid securities may restrict the ability of a Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio's operations require cash, such as when a Portfolio redeems shares or pays dividends, and could result in a Portfolio borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

         Each Portfolio may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Program or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, a Portfolio may be required to bear the expenses of registration. Certain of a Portfolio's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Portfolio may obtain access to material nonpublic information which may restrict a Portfolio's ability to conduct portfolio transactions in such securities.

         Although not a fundamental policy, each Portfolio will include OTC options and securities underlying such options in calculating the amount of its assets subject to the limitation on restricted securities. No Portfolio will change or modify this policy prior to the change or modification by the Commission's staff of its positions regarding OTC options.

144A Securities

         A Portfolio may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Program's Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor each Portfolio's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

         (c)      Investment Policies.

         Each of the Portfolios has adopted a number of fundamental and non-fundamental investment policies and restrictions. The fundamental policies and restrictions set forth below may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Unless otherwise provided, all references to the assets of the Portfolios below are in terms of current market value. The Portfolios may not:

              1. Make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act.

              2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

              3. Make investments for the purpose of exercising control or management.

              4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

              5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time.

              6. Issue senior securities to the extent such issuance would violate applicable law.

              7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by such Portfolio's investment policies as set forth in the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

              8. Underwrite securities of other issuers, except insofar as a Portfolio technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

              9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

         Additional non-fundamental investment restrictions adopted by the Portfolios which may be changed by the Program's Board of Directors, without approval of the Program's shareholders, provide that the Portfolios may not:

              a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Portfolios will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act at any time the Portfolios' shares are owned by another investment company that is part of the same group of investment companies as the Program.

              b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

              c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors of the Program has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (a "Rule 144A security") and determined to be liquid by the Program's Board of Directors are not subject to the limitations set forth in this investment restriction.

              d. Notwithstanding fundamental investment restriction (7) above, borrow amounts in excess of 10% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio will not purchase securities while borrowings exceed 5% (taken at market value) of its total assets. None of the Portfolios has a present intention to borrow money in amounts exceeding 5% of its assets.

         Portfolio securities of the Program generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

         The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover from written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio and margin deposits on the Portfolio's existing OTC options on financial futures contracts, exceeds 15% of the net assets of a Portfolio, taken at market value, together with all other assets of a Portfolio that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by a Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then a Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of each Portfolio and may be amended by the Board of Directors of a Portfolio without the approval of the Portfolio's shareholders. However, a Portfolio will not change or modify this policy prior to the change or modification by the Commission's staff of its position.

         Because of the affiliation of Merrill Lynch with the Investment Adviser, each Portfolio is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Brokerage Allocation and Other Practices." Without such an exemptive order, each Portfolio would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

         (d)      Temporary Defensive Positions.

         The Global Opportunity Portfolio may invest a significant portion of its assets in short term, high quality debt instruments. In addition, for temporary or defensive purposes or in anticipation of redemptions, each of the Portfolios is authorized to invest up to 100% of its assets in such money market instruments, including obligations of or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized rating agency or other fixed income securities deemed by the Investment Adviser to be consistent with the objectives of the Portfolio, or the Portfolio may hold its assets in cash. The obligations of commercial banks may be issued by U.S. banks, foreign branches of U.S. banks ("Eurodollar" obligations) or U.S. branches of foreign banks ("Yankeedollar" obligations).

         (e)      Portfolio Turnover.

         Quality Bond Portfolio. The rate of Portfolio turnover is not a limiting factor when management deems it appropriate to purchase or sell securities. During periods when interest rates fluctuate significantly, as they have during the past few years, the portfolio's turnover rate may be substantially higher. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio.

         Global Opportunity Portfolio. While it is the policy of the Portfolio generally not to engage in trading for short term gains, the Investment Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or due to general market, economic or financial conditions. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio.

Item 13.   Management of the Program.

         (a) Board of Directors of Program. The Board of Directors of the Program consists of seven individuals, five of whom are not "interested persons" of the Program as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Program and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

         (b) Management Information. Information about the Directors and executive officers of the Program, including their ages and their principal occupations for at least the last five years is set forth below. Unless otherwise noted, the address of each Director and executive officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.

                                      Position(s) held
Name, Age and Address                 with Registrant    Principal Occupation(s) During the Past Five Years
---------------------                 ---------------    --------------------------------------------------
Terry K. Glenn (59) (*)(**)           President and      Executive Vice President of the Investment Adviser and
P.O. Box 9011                         Director           FAM (which terms are used herein include their corporate
Princeton, N.J. 08543-9011                               predecessors) since 1983; Executive Vice President and
                                                         Director of Princeton Services, Inc. ("Princeton Services")
                                                         since 1993; President of Princeton Funds Distributor, Inc.
                                                         ("PFD") since 1986 and Director thereof since 1991;
                                                         President of Princeton Administrators, L.P. since 1988.

Joe Grills (65) (**)                  Director           Member of the Committee of Investment of Employee Benefit
P.O. Box 98                                              Assets of the Financial Executives Institute ("CIEBA")
Rapidan, Virginia 22733                                  since 1986; Member of CIEBA's Executive Committee since
                                                         1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation ("IBM")
                                                         and Chief Investment Officer of IBM Retirement Funds from
                                                         1986 until 1993; Member of the Investment Advisory Committees of the
                                                         State of New York Common Retirement Fund and Howard Hughes Medical
                                                         Institute since 1997; Director, Duke Management Company since 1992 and
                                                         Vice Chairman since 1998; Director, LaSalle Street Fund since 1995;
                                                         Director, Hotchkis and Wiley Mutual Funds since 1996; Director, Kimco
                                                         Realty Corporation since 1997; Member of the Investment
                                                         Advisory Committee of the Virginia Retirement System
                                                         since 1998; Director, Montpelier Foundation since 1998.

Walter Mintz (71) (**)                Director           Special Limited Partner of Cumberland Associates
1114 Avenue of the Americas                              (investment partnership) since 1982.
New York, New York 10036

Robert S. Salomon, Jr. (63) (**)      Director           Principal of STI Management (investment adviser);
106 Dolphin Cove Quay Stamford,                          Trustee, The Common Fund since 1980; Chairman and CEO of
Connecticut 06902                                        Salomon Brothers Asset Management from 1992 to 1995;
                                                         Chairman of Salomon Brothers equity mutual funds from 1992 to 1995;
                                                         Regular columnist with Forbes magazine since 1992; Director of Stock
                                                         Research and U.S. Equity Strategist at Salomon Brothers Inc
                                                         from 1975 to 1991.

Melvin R. Seiden (69)(**)             Director           Director of Silbanc Properties, Ltd. (real estate, investment and
780 Third Avenue, Suite 2502 New                         consulting) since 1987; Chairman and President of Seiden & de Cuevas,
York, New York 10017                                     Inc.(private investment firm) from 1964 to 1987.

Stephen B. Swensrud (66) (**)         Director           Chairman of Fernwood Advisors (investment adviser) since 1996;
88 Broad Street, 2nd Floor                               Principal, Fernwood Associates (financial consultant) since
Boston, Massachusetts 02110                              1975; Chairman of RPP Corporation (manufacturing) since 1978;
                                                         Director of International Mobile Communications, Inc.
                                                         (telecommunications) since 1998.

Arthur Zeikel (67) (*)(**)            Director           Chairman of the Investment Adviser and FAM from 1997 to
300 Woodland Avenue                                      1999 and President thereof from 1977 to 1997; Chairman of
Westfield, New Jersey 07090                              Princeton Services from 1997 to 1999 and Director thereof from from 1993 to 1999; President of Princeton Services from 1993 to 1997;
                                                         Executive Vice President of Merrill Lynch & Co., Inc.("ML & Co.")
                                                         since 1990.

Donald C. Burke (39) (*)(**)          Vice President     Senior Vice President and Treasurer of the Investment
P.O. Box 9011                         and Treasurer      Adviser and FAM since 1999; Senior Vice President and
Princeton, N.J. 08543-9011                               Treasurer of Princeton Services since 1999; Vice
                                                         President of PFD since 1999; First Vice President of the Investment
                                                         Adviser from 1997 to 1999;Vice President of the Investment Adviser from 1990 to 1997; Director of Taxation of the Investment Adviser
                                                         since 1990.

Joseph T. Monagle, Jr. (51) (*)(**)   Senior Vice        Senior Vice President of the Investment Adviser and FAM
P.O. Box 9011                         President          since 1990; Department Head of Global Fixed Income
Princeton, N.J. 08543-9011                               Division of the Investment Adviser and FAM since 1997;
                                                         Senior Vice President of Princeton Services since 1993.

Lawrence R. Fuller (59) (*)(**)       Senior Vice        First Vice President of the Investment Adviser since 1997
P.O. Box 9011                         President          and Vice President thereof from 1992 to 1997.
Princeton, N.J. 08543-9011

R. Elise Baum (40)(*)(**)             Senior Vice        First Vice President of the Investment Adviser since
P.O. Box 9011                         President          1999; Director of the Investment Adviser from 1997 to
Princeton, N.J. 08543-9011                               1999; Vice President of the Investment Adviser from 1995
                                                         to 1997.

Robert C. Doll, Jr. (45) (*)(**)      Senior Vice        Senior Vice President of the Investment Adviser and FAM
P.O. Box 9011                         President          since 1999; Senior Vice President of Princeton Services
Princeton, N.J. 08543-9011                               since 1999; Chief Investment Officer of Oppenheimer
                                                         Funds, Inc. in 1999 and Executive Vice President thereof
                                                         from 1991 to 1999.

Thomas R. Robinson (56) (*)(**)       Senior Vice        First Vice President of the Investment Adviser since
P.O. Box 9011                         President          1997; Vice President of the Investment Adviser from 1995
Princeton, N.J. 08543-9011                               to 1997; Senior Portfolio Manager of  the Investment
                                                         Adviser since 1995; Manager of International Equity Strategy of
                                                         ML & Co.'s Global Securities Research and Economics Group from
                                                         1989 to 1995.

Gregory Mark Maunz (47) (*)(**)       Senior Vice        First Vice President of the Investment Adviser since
P.O. Box 9011                         President          1997; Vice President of the Investment Adviser from 1985
Princeton, N.J. 08543-9011                               to 1997 and Portfolio Manager since 1984.

Christopher G. Ayoub (44) (*)(**)     Senior Vice        First Vice President of the Investment Adviser since
P.O. Box 9011                         President          1998; Vice President of the Investment Adviser from 1985
Princeton, N.J. 08543-9011                               to 1997; Assistant Vice President of the Investment
                                                         Adviser from 1984 to 1985 and employee since 1982.

Allan J. Oster (37)(*)(**)            Secretary          Vice President (Legal Advisory Group) of the Investment Adviser since
P.O. Box 9011                                            2000; Consultant (Legal Advisory Group) of the Investment Adviser
Princeton, N.J. 08543-9011                               since 1999; Associate, Drinker Biddle & Reath LLP from 1996 to 1999;
                                                         Senior Counsel, U.S.Securities and Exchange Commission from 1991 to 1996.

-----------------------------------------------------------------------------
  (*) Interested person, as defined in the Investment Company Act, of the Program.

 (**) Such Director or officer is a director or officer of certain other investment companies for which the Investment Adviser or MLAM acts as investment adviser.

         (c)      Interested Person.  See Footnote (*) above.

         (d) Compensation. Pursuant to the terms of its Investment Advisory Agreement (the "Investment Advisory Agreement") with the Program, the Investment Adviser pays all compensation of officers and employees of the Program as well as the fees of all Directors of the Program who are affiliated persons of ML & Co. or its subsidiaries. The Program pays each non-interested Director a fee of $1,500 per year plus $250 per meeting attended and actual out-of-pocket expenses relating to attendance at such meetings. The Program also pays each member of the Audit and Nominating Committee (the "Committee"), which consists of the non-interested Directors, an annual fee of $1,500 plus a fee of $250 for each meeting of the Committee attended which is held on a day on which the Board of Directors does not meet, together with all out-of-pocket expenses relating to attendance at such meeting.

         The following table sets forth the fiscal year ended January 31, 2000 compensation paid by the Program to the non-interested Directors and, for the calendar year ended December 31, 1999, the aggregate compensation paid by all investment companies advised by the Investment Adviser and its affiliates, ("MLAM/FAM- Advised Funds"), to the non-interested Directors.

                                                                                                         Aggregate
                                                                Pension or                              Compensation
                                                                Retirement            Estimate         from Trust and
                                                                 Benefits              Annual            MLAM/FAM-
                                                              Accrued as Part         Benefits            Advised
Name of                                   Compensation          of Program              Upon           Funds paid to
Director                                  from Program            Expense            Retirement          Directors
----------                               ---------------     ------------------     --------------     ---------------
Joe Grills(1).......................         $5,000                None                 None              $245,250
Walter Mintz(1).....................         $5,000                None                 None              $211,250
Robert S. Salomon, Jr.(1)...........         $5,000                None                 None              $211,250
Melvin R. Seiden(1).................         $5,000                None                 None              $211,250
Stephen B. Swensrud(1)..............         $5,000                None                 None              $232,250
-------------------------------------------------------------------------------------------------------------------

(1) The Directors serve on the boards of MLAM/FAM Advised Funds as follows: Mr. Grills (31 registered investment companies consisting of 47 portfolios); Mr. Mintz (21 registered investment companies consisting of 43 portfolios); Mr. Salomon (21 registered investment companies consisting of 43 portfolios); Mr. Seiden (21 registered investment companies consisting of 43 portfolios and Mr. Swensrud (30 registered investment companies consisting of 67 portfolios).

         (e)      Sales Load.  Not applicable.

         (f) Code of Ethics. The Board of Directors of the Program has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Portfolios and the Portfolios' Investment Adviser and Distributor (the "Code of Ethics"). The Code of Ethics significantly restricts the personal investing activities of all employees of the Investment Adviser and Distributor and, as described below, imposes additional, more onerous, restrictions on fund investment personnel.

         The Code of Ethics requires that all employees of the Investment Adviser and Distributor pre-clear any personal securities investment (with limited exceptions, such as mutual funds, high-quality short-term securities and direct obligations of the U.S. government). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser and Distributor include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel of the Portfolios within seven calendar days before or after trading by the Portfolios in the same or equivalent security.

Item 14.   Control Persons and Principal Holders of Securities.

         (a)      Control Persons. Not applicable.

         (b) Principal Holders. To the knowledge of the Program, no person or entity owned beneficially more than 5% of any class of either Portfolio's outstanding shares of common stock as of May 1, 2000.

         (c) Management Ownership. As of May 1, 2000, the officers and Directors of the Program as a group (15 persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of either of the Portfolios.

Item 15.   Investment Advisory and Other Services.

Management and Investment Advisory Arrangements

         (a)      Investment Adviser.

         Organization of the Investment Adviser. MLAM is a limited partnership, the partners of which are ML & Co. a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.

         The following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

         Investment Advisory Fee. As compensation for its services to the Portfolios, the Investment Adviser will receive a monthly fee based on the average daily value of the Quality Bond Portfolio's net assets at the annual rate of 0.50% and the Global Opportunity Portfolio's net assets at an annual rate of 0.75%.

         The table below sets forth for the periods indicated the total advisory fee paid by each Portfolio to the Investment Adviser:

 Investment Advisory Fee for                Quality            Global
 Fiscal Year Ended January 31,               Bond           Opportunity
 -------------------------------------     --------         ------------
 2000..................................     $88,746           $468,106
 1999..................................     $68,809           $482,964
 1998..................................     $48,576           $411,965

         (b) Principal Underwriter. The Portfolios' shares are distributed by Merrill Lynch Funds Distributor (the "Distributor"), a division of Princeton Funds Distributor, Inc., an affiliate of Merrill Lynch. The principal business address of the Distributor is P.O. Box 9081, Princeton, New Jersey 0843-9081. As of April 3, 2000, the shares of the Portfolios are no longer offered for sale to the public.

         (c)   Investment Advisory Services and Payment of Program Expenses.

         Investment Advisory Services. The Investment Adviser provides the Program with investment advisory and management services. Subject to the supervision of the Board of Directors, the Investment Adviser is responsible for the actual management of the Program's portfolio and constantly reviews the Program's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performed certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Program.

         The Investment Adviser has entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") pursuant to which MLAM U.K. provides investment advisory services to the Investment Adviser with respect to the Global Opportunity Portfolio. For the fiscal years ended January 31, 2000, 1999 and 1998, the Investment Adviser paid no fees to MLAM U.K. pursuant to this agreement.

         Duration and termination. Unless earlier terminated as described below, the Investment Advisory Agreement and Sub-Advisory Agreement will continue in effect for two years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Directors of the Program or by a majority of the outstanding shares of the Portfolios and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Portfolios.

         Payment of Program Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Program connected with investment and economic research, trading and investment management of the Program, as well as the fees of all Directors of the Program who are affiliated persons of ML & Co. or any of its affiliates. The Program pays all other expenses incurred in the operation of the Program, including among other things: taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by Merrill Lynch Funds Distributor, a division of PFD (the "Distributor"); charges of the custodian and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal and state securities laws, fees and expenses of unaffiliated Directors; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Program. Accounting services are provided for the Program by the Investment Adviser and the Program reimburses the Investment Adviser for its costs in connection with such services. The Distributor will pay certain promotional expenses of the Portfolios incurred in connection with the offering of shares of the Portfolios. Certain expenses will be financed by the Portfolios pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act.

         (d)      Service Agreements.

         Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, a subsidiary of ML & Co., acts as the Portfolios' Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $11.00 per Class a or Class D account and $14.00 per Class B or Class C account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, $.20 monthly closed account charge will be assessed on all accounts that close during the calendar year. Application for this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fee will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

         Distribution Services. Each Portfolio has entered into separate distribution agreements with the Distributor in connection with the continuous offering of each class of shares of the Portfolio (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of each of the Portfolios. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

         Independent Auditors. Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Program. The independent auditors are responsible for auditing the annual financial statements of the Program.

         Custodian. The Bank of New York, 100 Church Street, New York, New York 10286 (the "Custodian"), acts as the Custodian of the Program's assets. Under its contract with the Program, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Program to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Program's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Program's investments.

         Legal Counsel. Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Program and the Portfolios.

         (e)      Other Investment Advice.  Not applicable.

         (f)      Dealer Reallowances.  Not applicable.

         (g)      Rule 12b-1 Plans.

         The Distribution Plan for each of the Class B, Class C and Class D shares provides that each Portfolio pay the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Portfolio attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities with respect to Class B, Class C and Class D shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan).

         The Distribution Plan for each of the Class B and Class C shares provides that each Portfolio also pay the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Portfolio attributable to the shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services and bearing certain distribution-related expenses of each Portfolio, including payments to financial consultants for selling Class B and Class C shares of the Portfolios. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Portfolios in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Portfolios' Class B and Class C shares.

         The Portfolios' Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including the information as to the benefits of the Distribution Plan to the Portfolios and the related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that each Distribution Plan will benefit the Portfolios and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Portfolios without the approval of the related class of shareholders and all material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Portfolios preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

         Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year, on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, and distribution fees and CDSCs and the expenses consist of financial consultant compensation.

         (h)      Other Service Providers.  See (d) in this Item 15.

Item 16.  Brokerage Allocation and Other Practices.

         (a)      Brokerage Transactions.

         (b)      Commissions.

         (c)      Brokerage Selection.

         Subject to policies established by the Board of Directors of the Program, the Investment Adviser is primarily responsible for the execution of the Portfolios' portfolio transactions and the allocation of brokerage. The Portfolios have no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Portfolios, taking into account such factor as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Directors of the Program, the Investment Adviser may consider sales of Portfolio shares as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolios; however, whether or not a particular broker or dealers sells shares of the Portfolios neither qualifies nor disqualifies such broker or dealer to execute transactions for the Portfolios.

         Subject to obtaining the best net results, brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Portfolios. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreements, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser, the Portfolios will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commission that another broker may have charged for effecting the same transactions. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Portfolios may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

         The Portfolios anticipate that their brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transactions costs on foreign stock exchange transactions generally are higher than in the United States, although the Portfolios will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States.

         Foreign equity securities may be held by the Portfolios in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The Portfolios' ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Portfolios are redeemable on a daily basis in U.S. dollars, the Program intends to manage the Portfolios so as to give reasonable assurance that it will be able to contain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Program's portfolio strategies.

         The Portfolios may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Program and persons who are affiliated with such affiliated persons are prohibited from dealing with the Program as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the program will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Program may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Portfolios may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Program that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

         Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member
(i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for a Portfolio in any of its portfolio transaction executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Portfolios and annual statements as to aggregate compensation will be provided to the Portfolios. Securities may be held by, or be appropriate investments for, the Portfolios as well as other funds or investment advisory clients of the Investment Adviser or its affiliates.

         The Directors of the Program have considered the possibility of seeking recapture for the benefit of the Portfolios' brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Portfolios to the Investment Adviser. After considering all factors deemed relevant, the Directors made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

         Information about the brokerage commissions paid by the Global Opportunity Portfolio, including commissions paid to Merrill Lynch, is set forth in the following table:

 Fiscal Year Ended         Aggregate Brokerage              Commissions Paid
    January 31,             Commissions Paid                to Merrill Lynch
 ------------------        -------------------              ----------------
       2000                     $113,368                         $13,586
       1999                     $184,635                         $13,322
       1998                     $130,263                         $7,772

         For the fiscal year ended January 31, 2000, the brokerage commissions paid to Merrill Lynch represented 11.98% of the aggregate brokerage commissions paid and involved 11.55% of the Global Opportunity Portfolio's dollar amount of transactions involving payment of brokerage commissions.

         Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or its affiliates when one or more clients of the Investment Adviser or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Portfolios or other clients or funds for which the Investment Adviser or an affiliate act as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         (d)    Directed Brokerage.  Not applicable.

         (e)    Regular Broker-Dealer.  Not applicable.

Item 17.   Capital Stock and Other Securities.

         (a)    Capital Stock.

         The Program was incorporated under Maryland law on May 12, 1994. As of the date of this Statement of Additional Information, the Program has an authorized capital of 200,000,000 shares of Common Stock, par value $0.10 per share, of which 25,000,000 has been designated to the Quality Bond Portfolio as follows: 6,250,000 Class A shares, 6,250,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares and of which 28,750,000 has been designated to the Global Opportunity Portfolio as follows: 6,250,000 Class A shares, 10,000,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares . The Board of Directors of the Program may classify and reclassify the shares of the Portfolios into additional classes of Common Stock at a future date.

         Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Program does not intend to hold meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act on any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent auditors. Generally, under Maryland law, a meeting of shareholders may be called for any purpose on the written request of the holders of at least 10% of the outstanding shares of the Program. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive or conversion rights. Redemption rights are discussed elsewhere herein and in the Prospectus. Each share is entitled to participate equally in dividends and distributions declared by the Program and in the net assets of the Program on liquidation or dissolution after satisfaction of outstanding liabilities. Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

         (b)      Other Securities.  Not applicable.

Item 18.   Purchase, Redemption and Pricing of Shares.

         (a) Purchase of Shares. As of April 3, 2000, shares of the Portfolios are no longer offered for sale to the public.

         (b)      Fund Reorganizations.  Not applicable.

         (c) Offering Price. The net asset value of the shares of all classes of the Portfolios is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Net asset value is computed by dividing the value of the securities held by the Portfolios plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares of the Portfolios outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and the Distributor, are accrued daily.

         The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Portfolios. It is expected, however, that the per share net asset value of the four classes of the Portfolios will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.

         Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors of the Program as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Portfolios writes an option, the amount of the premium received is recorded on the books of the Portfolios as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Portfolios are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Program. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Program.

         The Portfolios value debt securities on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships between securities and yield to maturity. Portfolio securities (other than short-term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations.

         Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Portfolios' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolios' net asset value.

         Option Accounting Principles. When a Portfolio sells an option, an amount equal to the premium received by a Portfolio is included in that Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of such liability subsequently will be marked-to-market to reflect the current market value of the option written. If current market value exceeds the premium received there is an unrealized loss; conversely, if the premium exceeds current market value there is an unrealized gain. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. If an option expires on its stipulated expiration date or if a Portfolio enters into a closing purchasing transaction, the affected Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If an option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of sales are increased by the premium originally received.

         Each investor in the Portfolios may reduce its investment in a Portfolio on each day the NYSE is open for trading. The value of each investor's interest in a Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Portfolio. The close of business on the NYSE is generally 4:00 p.m., Eastern time. Any withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the time of determination on such day minus the amount of any withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day minus the amount of the net withdrawals from the aggregate investments in a Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio after the close of business of the NYSE on the next determination of net asset value of the Portfolio.

Item 19.   Taxation of the Program.

Dividends

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Portfolios' shareholders at least annually. From time to time, a Portfolio may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Portfolios have net income from certain foreign currency transactions, such income will be distributed at least annually.

         A shareholder whose account is maintained at the Transfer Agent or whose account is maintained through his or her selected dealer may elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Portfolios or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class D shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class D shares will be lower than the per share dividends on Class A shares as a result of the account maintenance fees applicable with respect to the Class D shares.

Taxes

         The Portfolios intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Portfolio so qualifies, the Portfolio (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class A, Class B, Class C and Class D shareholders (together, the "Shareholders"). Each Portfolio intends to distribute substantially all of such income.

         The Code requires a RIC to pay a nondeductible 4% excise tax to the extent to RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on a October 31 year end, plus certain undistributed amounts from previous years. While each Portfolio intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Portfolio's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Portfolio will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

         Dividends paid by a Portfolio from its ordinary income or from an excess of net short term capital gains over net long term capital loses (together referred to hereafter as "ordinary income dividends" are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Portfolios shares. Any loss upon the sale or exchange of Portfolio shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Portfolio's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gains are taxable at different rates. Generally not later than 60 days after the close of its taxable year, each Portfolio will provide its shareholders with a written notice designating the amount of any capital gain dividends as well as any amount of capital gain dividends in the different categories of capital gain referred to above.

         Dividends are taxable to shareholders even though they are reinvested in additional shares of a Portfolio. A portion of Global Opportunity Portfolio's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Global Opportunity Portfolio will allocate dividends eligible for the dividends received deduction among the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to Class A, Class B, Class C and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. If either Quality Bond Portfolio or Global Opportunity Portfolio pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Portfolio and received by its shareholders on December 31 of the year in which such dividend was declared.

         No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

         If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

         A loss realized on a sale or exchange of shares of the Portfolios will be disallowed if such shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Ordinary income dividends paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

         Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Portfolio or who, to a Portfolio's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         Dividends and interest received by a Portfolio may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of the Global Opportunity Portfolio may be able to claim United States foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Portfolio. In addition, a foreign tax credit may be claimed with respect to withholding tax on a dividend paid by the Portfolio only if the shareholder meets certain holding period requirements. The Portfolio also must meet these holding period requirements, and if the Portfolio fails to do so, it will not be able to "pass through" to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Portfolio. If the Portfolio satisfies the holding period requirements and more than 50% in value of its total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Portfolio will be required to include their proportionate shares of such withholding taxes in their United States income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. No deductions for foreign taxes, moreover, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to United States withholding tax on the income resulting from the Portfolio's election described in this paragraph but may not be able to claim a credit or deduction against such United States tax for the foreign taxes treated as having been paid by such shareholder. The Portfolio will report annually to its shareholders the amount per share of such withholding taxes and other information needed to claim the foreign tax credit. For this purpose, the Portfolio will allocate foreign taxes and foreign source income among the Class A, Class B, Class C and Class D shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.

         Global Opportunity Portfolio may invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities ("high yield bonds"), as previously described. Some of these high yield bonds may be purchased at a discount and may therefore cause the Portfolio to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such high yield securities may be treated as dividends for Federal income tax purposes; in such case, if the issuer of such high yield/high risk securities is a domestic corporation, dividend payments by the Portfolio will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

         Both Global Opportunity Portfolio and Quality Bond Portfolio may make investments that produce taxable income that is not matched by a corresponding receipt of cash or an offsetting loss deduction. Such investments would include obligations that have original issue discount or that accrue discount, obligations that accrue negative amortization and obligations that are subordinated in the mortgaged-backed or asset-backed securities structure. Such taxable income would be treated as income earned by the Portfolio and would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding receipt of cash by the Portfolio or an offsetting deduction, the Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to shareholders. Each Portfolio intends to make sufficient and timely distributions to shareholders so as to qualify for treatment as a RIC at all times.

Tax Treatment of Options, Futures and Forward Foreign Exchange Transactions

         Each Portfolio may write, purchase or sell options and futures contracts. Global Opportunity Portfolio may also engage in forward foreign exchange contracts. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or is a non-equity option or a regulated futures contract for a non-U.S. currency for which a Portfolio elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by the Portfolios may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Portfolios solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

         A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section
988. In certain instances, Global Opportunity Portfolio may, nonetheless, elect to treat the gain or loss from certain forward foreign exchange contracts as capital. In this case, gain or loss realized in connection with a forward foreign exchange contract that is a Section 1256 contract will be characterized as 60% long-term and 40% short-term capital gain or loss.

         Code Section 1092, which applies to certain "straddles," may affect the taxation of the Portfolios' sales of securities and transactions in options, futures and forward foreign exchange contracts. Under Section 1092, the Portfolios may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in options, futures and forward foreign exchange contracts.

Special Rules for Certain Foreign Currency Transactions

         In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies will be qualifying income for purpose of determining whether a Portfolio qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to the Portfolios.

         Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Global Opportunity Portfolio may elect capital gain or loss treatment for such transactions. Regulated futures contracts, as describe above, will be taxed under Code Section 1256 unless application of Section 988 is elected by the Global Opportunity Portfolio. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the investment company taxable income of the Portfolios available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Global Opportunity Portfolio would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Portfolio shares and resulting in a capital gain for any shareholder who received a distribution greater than such shareholder's basis in Global Opportunity Portfolio shares (assuming the shares were held as a capital asset). These rules and the mark-to-market rules described above, however, will not apply to certain transactions entered into by the Global Opportunity Portfolio solely to reduce the risk of currency fluctuations with respect to its investments.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

         Ordinary income and capital gain dividends may also be subject to state and local taxes.

         Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

         Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Portfolios.

Item 20.   Underwriters.

         (a)      Distribution of Securities.  Not applicable.

         (b)      Compensation.  See Item 16(b).

         (c)      Other Payments.  Not applicable.

Item 21    Calculation of Performance Data.

         From time to time each Portfolio may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on each Portfolio's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with a formula specified by the Commission.

         Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares and the maximum sales charge in the case of Class A and Class D shares. Dividends paid by the Portfolio with respect to all shares, to the event any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. Each Portfolio will include performance data for all classes of shares of each Portfolio in any advertisement or information including performance data of the Portfolio.

         The Portfolios also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. The Portfolios' total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Portfolio at the beginning of each specified period.

         Each Portfolio may provide information designed to help investors understand how it is seeking to achieve its investment objective. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Portfolio's composition, investment philosophy, strategy or investment techniques, comparisons of the Portfolio's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. The Portfolio may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

         Set forth below is total return information for the Class A, Class B, Class C and Class D shares of the Portfolios for the periods indicated.

                                                              Quality Bond Portfolio

                                                   Class A Shares                       Class B Shares
                                              ----------------------                 ----------------------
                                                   Expressed as a                       Expressed as a
                                                percentage based on                  percentage based on
                                               a hypothetical $1,000                a hypothetical $1,000
                                                     investment                           investment
                                              ----------------------                 ----------------------
                                                               Average Annual Total Return
                                                       (including maximum applicable sales charges)
One year ended January 31, 2000                        (7.26%)                              (7.61%)

Inception (February 1, 1995) through
   the fiscal year ended January 31,
   2000 ............................                    4.52%                                4.55%
                                                                         Yield

30 days ended January 31, 2000                          7.25%                                6.80%
                                                                  Tax Equivalent Yield*

30 days ended January 31, 2000                         10.07%                                9.44%

* Based on a Federal income tax rate of 28%.

                                                     Class C Shares                       Class D Shares
                                                  ----------------------             ----------------------
                                                     Expressed as a                       Expressed as a
                                                   percentage based on                  percentage based on
                                                  a hypothetical $1,000                a hypothetical $1,000
                                                       investment                           investment
                                                  ----------------------             ----------------------
                                                               Average Annual Total Return
                                                       (including maximum applicable sales charges)
One year ended January 31, 2000                       (4.96%)                              (7.39%)

Inception (February 1, 1995) through
   the fiscal year ended January 31,
   2000 ............................                   4.48%                                4.28%
                                                                         Yield

30 days ended January 31, 2000                         6.75%                                7.02%
                                                                  Tax Equivalent Yield*

30 days ended January 31, 2000                         9.38%                                9.75%
* Based on a Federal income tax rate
   of 28%.

                                                          Global Opportunity Portfolio

                                                Class A Shares                          Class B Shares
                                             ----------------------                ----------------------
                                                Expressed as a                          Expressed as a
                                              percentage based on                    percentage based on
                                             a hypothetical $1,000                  a hypothetical $1,000
                                                  investment                              investment
                                             ----------------------                ----------------------

                                                             Average Annual Total Return
                                                    (including maximum applicable sales charges)
One year ended January 31, 2000                      6.42%                                  7.10%

Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 2000............                      9.41%                                  9.41%

                                                Class C Shares                          Class D Shares
                                             ----------------------                ----------------------
                                                Expressed as a                          Expressed as a
                                              percentage based on                    percentage based on
                                             a hypothetical $1,000                  a hypothetical $1,000
                                                  investment                              investment
                                             ----------------------                ----------------------
                                                             Average Annual Total Return
                                                    (including maximum applicable sales charges)

One year ended January 31, 2000                     10.05%                                  6.14%

Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 2000............                      9.36%                                  9.15%

         In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, the total return data quoted by a Portfolio in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

         On occasion, the Portfolios may compare their performance to various indices including the S&P 500 Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), CDA Investment Technology, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine and Fortune Magazine. When comparing its performance to a market index, a Portfolio may refer to various statistical measures derived from the historic performance of a Portfolio and the index, such as standard deviation and beta. In addition, from time to time a Portfolio may include the Portfolios' Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of a Portfolio's relative performance for any future period.

Item 22.    Financial Statements.

         The Portfolio's audited financial statements are incorporated in this Statement of Additional Information by reference to the annual report to shareholders of Merrill Lynch Asset Builder Program, Inc. for the fiscal year ended January 31, 2000. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                                    PART C

Item 23.   Exhibits.

      Exhibit
      Number
      ------
1         (a)        -Articles of Incorporation of the Registrant.(a)
          (b)        -Articles of Amendment of Incorporation of the Registrant filed on November 9, 1994.(a)
          (c)        -Articles of Amendment of Articles of Incorporation, filed on December 19, 1994.(d)
          (d)        -Articles of Amendment of Articles of Incorporation of the Registrant filed on July 20, 1995.(e)
          (e)        -Articles Supplementary to Articles of Incorporation of the Registrant filed on July 20,
                        1995.(e)
          (f)        -Articles of Amendment of Articles of Incorporation of the Registrant filed on May 21, 1996.(f)
          (g)        -Articles Supplementary to the Articles of Incorporation of the Registrant filed on December
                        22, 1997.(i)
          (h)        -Articles Supplementary to the Articles of Incorporation of the Registrant filed on December
                        28, 1998.(j)
          (i)        -Articles of Amendment to the Articles of Incorporation of the Registrant filed on February 13,
                        2000. (n)
          (j)        -Articles of Amendment to the Articles of Incorporation of the Registrant filed on April 3,
                        2000. (n)
2                    -By-Laws of the Registrant.(b)
3                    -Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(c)
4         (a)        -Form of Investment Advisory Agreement between Merrill Lynch Mid Cap Value Fund and Merrill
                        Lynch Asset Management, L.P. ("MLAM").(l)
          (b)        -Form of Investment Advisory Agreement between Mercury Growth Opportunity Fund and Fund Asset
                        Management, L.P. ("FAM").(l)
          (c)        -Form of Investment Advisory Agreement between Mercury U.S. Government Securities Fund and
                        FAM.(l)
          (d)        -Form of Sub-Advisory Agreement between MLAM and Merrill Lynch Asset Management UK Limited.(l)
          (e)        -Form of Sub-Advisory Agreement between FAM and Merrill Lynch Asset Management UK Limited, doing business as Funds Asset Management U.K.(l)
5         (a)        -Form of Class A Distribution Agreement between Merrill Lynch Mid Cap Value Fund and Princeton
                        Funds Distributor, Inc. (the "Distributor") (including Form of Selected Dealers
                        Agreement).(1)
          (b)        -Form of Class B Distribution Agreement between Merrill Lynch Mid Cap Value Fund and the
                        Distributor.(1)
          (c)        -Form of Class C Distribution Agreement between Merrill Lynch Mid Cap Value Fund and the
                        Distributor.(1)
          (d)        -Form of Class D Distribution Agreement between Merrill Lynch Mid Cap Value Fund and the
                        Distributor.(1)
          (e)        -Form of Class I Distribution Agreement between Mercury Growth Opportunity Fund and the
                        Distributor.(1)
          (f)        -Form of Class A Distribution Agreement between Mercury Growth Opportunity Fund and the
                        Distributor.(1)
          (g)        -Form of Class B Distribution Agreement between Mercury Growth Opportunity Fund and the
                        Distributor.(1)
          (h)        -Form of Class C Distribution Agreement between Mercury Growth Opportunity Fund and the
                        Distributor.(1)
          (i)        -Form of Class I Distribution Agreement between Mercury U.S. Government Securities Fund and the
                        Distributor.(1)
          (j)        -Form of Class A Distribution Agreement between Mercury U.S. Government Securities Fund and the
                        Distributor.(1)
          (k)        -Form of Class B Distribution Agreement between Mercury U.S. Government Securities Fund and the
                        Distributor.(1)
          (l)        -Form of Class C Distribution Agreement between Mercury U.S. Government Securities Fund and the
                        Distributor.(1)
6                    -Not Applicable
7                    -Custody Agreement between the Registrant and The Bank of New York.(a)
8         (a)        -Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Merrill Lynch Financial Data Services, Inc. (now known as Financial Data
                        Services, Inc.).(d)
          (b)        -Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant's use of
                        Merrill Lynch name.(a)
          (c)        -Form of Amended Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency
                        Agreement between the Registrant and Financial Data Services, Inc.
          (d)        -Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant's use of
                        Mercury name.(1)
          (e)        -Credit Agreement between the Registrant and a syndicate of banks.(k)
9         (a)        -Opinion of Brown & Wood LLP, counsel for the Registrant.(a)
          (b)        -Consent of Brown & Wood LLP, counsel for the Registrant.(j)
10                   -Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11                   -Not Applicable.
12                   -Certificate of Merrill Lynch Asset Management, L.P. (a)
13        (a)        -Form of Class B Distribution Plan of Merrill Lynch Mid Cap Value Fund and Class B Distribution
                        Plan Sub-Agreement.(1)
          (b)        -Form of Class C Distribution on Plan of Merrill Lynch Mid Cap Value Fund and Class C
                        Distribution Plan Sub-Agreement.(1)
          (c)        -Form of Class D Distribution Plan of Merrill Lynch Mid Cap Value Fund and Class D Distribution
                        Plan Sub-Agreement.(1)
          (d)        -Form of Class A Distribution Plan of Mercury Growth Opportunity Fund and Class A Distribution
                        Plan Sub-Agreement.(1)
          (e)        -Form of Class B Distribution Plan of Mercury Growth Opportunity Fund and Class B Distribution
                        Plan Sub-Agreement.(1)
          (f)        -Form of Class C Distribution Plan of Mercury Growth Opportunity Fund and Class C Distribution
                        Plan Sub-Agreement.(1)
          (g)        -Form of Class A Distribution Plan of Mercury U.S. Government Securities Fund and Class A
                        Distribution Plan Sub-Agreement.(1)
          (h)        -Form of Class B Distribution Plan of Mercury U.S. Government Securities Fund and Class B
                        Distribution Plan Sub-Agreement.(1)
          (i)        -Form of Class C Distribution Plan of Mercury U.S. Government Securities Fund and Class C
                        Distribution Plan Sub Agreement.(1)
14        (a)        -Merrill Lynch Select Pricing System Plan pursuant to Rule 18f-3.(h)
          (b)        -Mercury Select Pricing System Plan pursuant to Rule 18f-3.(h)
15                   -Code of Ethics.(m)
16        (a)        -Filed on December 16, 1994 as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's
                     Registration Statement on Form N-IA (File No. 333-5388 under the Securities Act of 1933, as amended (the "Registration Statement").
          (b)        -Filed on May 27, 1994 as an Exhibit to the Pre-Effective Registration Statement.
          (c)        -Reference is made to Articles IV, V (Sections 2, 3, 4, 5 and 6), VI, VII and IX of the
                       Registrant's Articles of Incorporation, as amended, filed as Exhibits 1(a), 1(b) and 1(c) to this Registration Statement; and to Articles II, III (Sections 1, 3, 5, 6 and 17), VI, VII,
                       XII, XIII and XIV of the Registrant's By-Laws files as Exhibit 2 to this Registration
                       Statement.
          (d)        -Filed on May 30, 1995, as an Exhibit to Post-Effective Amendment No. 1 to the Registration
                       Statement.
          (e)        -Filed on August 9, 1995, as an Exhibit to Post-Effective Amendment No. 2 to the Registration
                       Statement.
          (f)        -Filed on May 29, 1996, as an Exhibit to Post-Effective Amendment No. 5 to the Registration
                       Statement.
          (g)        -Filed on May 23, 1997, as an Exhibit to Post-Effective Amendment No. 6 to the Registration
                       Statement.
          (h)        -Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration
                       Statement on Form N-1A under the Securities Act of 1933 filed on January 25, 1996 relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State
                       Municipal Series Trust (File No. 2-99473).
          (i)        -Filed on May 19, 1998, as an Exhibit to Post-Effective Amendment No. 7 to the Registration
                       Statement.
          (j)        -Filed on May 28, 1999, as Exhibit to Post-Effective Amendment No. 9 to the Registration
                       Statement.
          (k)        -Incorporated by reference as Exhibit 8(b) to the Registration Statement on Form N-1A of Master
                       Premier Growth Trust (File No. 811-09733), filed December 21, 1999.
          (l)        -Filed on February 1, 2000, as Exhibit to Post-Effective Amendment No. 10 to the Registration
                       Statement.
          (m)        -Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration
                       Statement on Form N-1A of Merrill Lynch Middle East/Africa Fund, Inc. (File No. 811-07155),
                       filed on March 29, 2000.
          (n)        -Filed on April 3, 2000, as Exhibit to Post-Effective Amendment No. 11 to the Registration
                       Statement.

Item 24.   Persons Controlled by or under Common Control with Registrant.

         The Registrant is not controlled by or under common control with any other person.

Item 25.   Indemnification.

         Reference is made to Article V of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

         Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         In Section 9 of the Class I, Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and other Connections of the Investment Advisers.

         Fund Asset Management, L.P. ("FAM") acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Master Internet Strategies Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Premier Growth Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Michigan Insured Fund, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc. MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

        Merrill Lynch Asset Management, L.P. ("MLAM") acts as the investment adviser for the following open-end registered investment companies: Master Global Financial Services Trust, Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

         The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 083543-9011. The address of Princeton Funds Distributor, Inc. ("PFD"), of Mercury Funds Distributor ("MFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Funds' transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

         Set forth below is a list of each executive officer and partner of MLAM and FAM (collectively, referred to herein as the "Manager") indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 1997 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano and Monagle are officers of one or more of such companies.

                                                                         Other Substantial Business Profession
Name                             Position(s) with the Manager                  Vocation or Employment
----------------------------     ---------------------------     -------------------------------------------------
ML & Co                          Limited Partner
                                 Financial Services Holding
                                 Company

Princeton Services...........    General Partner

Jeffrey M. Peek..............    President                       President and Director of Princeton Services;
                                                                 Executive Vice President of ML & Co.; Managing
                                                                 Director and Co-Head of the Investment Banking
                                                                 Division of Merrill Lynch (in 1997); Senior Vice
                                                                 President and Director of the Global Securities and
                                                                 Economics Division of Merrill Lynch (from 1995 to
                                                                 1997)

Terry K. Glenn...............    Executive Vice President        Executive Vice President and Director of Princeton
                                                                 Services; President and Director of PFD; Director
                                                                 of FDS; President of Princeton Administrators;
                                                                 Senior Vice President of Princeton Services

Gregory A. Bundy.............    Chief Operating Officer and     Chief Operating Officer and Managing Director of
                                 Managing Director               Princeton Services; Co-CEO of Merrill Lynch
                                                                 Australia from 1997 to 1999

Donald C. Burke..............    Senior Vice President and       Senior Vice President and Treasurer of Princeton
                                 Treasurer and Director of       Services; Vice President of PFD; First Vice
                                 Taxation                        President of the Manager from 1997 to 1999; Vice
                                                                 President of the Manager from 1990 to 1997

Michael G. Clark.............    Senior Vice President           Senior Vice President of Princeton Services;
                                                                 Director and Treasurer of PFD; First Vice President
                                                                 of the Manager from 1997 to 1999; Vice President of
                                                                 the Manager 1996 to 1997

Mark A. Desario..............    Senior Vice President           Senior Vice President of Princeton Services

Linda L. Federici............    Senior Vice President           Senior Vice President of Princeton Services

Vincent R. Giordano..........    Senior Vice President           Senior Vice President of Princeton Services

Michael J. Hennewinkel.......    Senior Vice President,          Senior Vice President of Princeton Services
                                 Secretary and General
                                 Counsel

Philip L. Kirstein...........    Senior Vice President           Senior Vice President, Director and Secretary of
                                                                 Princeton Services

Ronald M. Kloss..............    Senior Vice President           Senior Vice President of Princeton Services

Debra W. Landsman-Yaros......    Senior Vice President           Senior Vice President of Princeton Services; Vice
                                                                 President of PFD

Stephen M.M. Miller..........    Senior Vice President           Executive Vice President of Princeton
                                                                 Administrators; Senior Vice President of Princeton
                                                                 Services

Joseph T. Monagle, Jr........    Senior Vice President           Senior Vice President of Princeton Services

Brian A. Murdock.............    Senior Vice President           Senior Vice President of Princeton Services

Gregory D. Upah..............    Senior Vice President           Senior Vice President of Princeton Services

         Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") also doing business as Funds Asset Management, U.K., acts as sub-adviser for the following registered investment companies: The Corporate Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Funds, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Master Large Cap Series Trust, Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc. Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Series Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc., and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. 33 King William Street, London EC4R 9AS, England.

         Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:

                                    Position(s) With                   Other Substantial Business Profession
Name                                    MLAM U.K.                             Vocation or Employment
-----------------------------    ----------------------        ------------------------------------------------------
Terry K. Glenn...............    Chairman and Director         Executive Vice President of MLAM and FAM; Executive
                                                               Vice President and Director of Princeton Services;

                                                               President and Director of PFD; Director of FDS;
                                                               President of Princeton Administrators

Nicholas C.D. Hall...........    Director                      Director of Merrill Lynch Europe PLC; General Counsel
                                                               of Merrill Lynch International Private Banking Group

James T. Stratford...........    Director                      Director of Mercury Asset Management Group Ltd.; Head
                                                               of Compliance, Merrill Lynch Asset Management

Donald C. Burke..............    Treasurer                     Senior Vice-President and Treasurer of MLAM and FAM;
                                                               Director of Taxation of MLAM; Senior Vice-President
                                                               and Treasurer of Princeton Services; Vice President
                                                               of PFD; First Vice President of MLAM from 1997 to 1999

Carol Ann Langham............    Company Secretary             None

Debra Anne Searle............    Assistant Company             None
                                 Secretary

Item 27.   Principal Underwriters.

         (a) PFD acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; PFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. It also acts as principal underwriter for Mercury Global Balanced Fund, Mercury Gold & Mining Fund, Mercury International Fund, Mercury Pan-European Growth Fund, Mercury U.S. Large Cap Fund, Mercury U.S. Small Cap Growth Fund and Mercury VI; U.S. Large Cap Fund.

         (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person's P.O. Box 9081, Princeton, New Jersey 0843-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                               Position(s) and        Position(s) and Office(s)
      Name                   Office(s) with PFD            with Registrant
-----------------            ---------------------    -------------------------
Terry K. Glenn...........    President and Director   President and Director
Michael G. Clark.........    Director and Treasurer   None
Thomas J. Verage.........    Director                 None
Robert W. Crook..........    Senior Vice President    None
Michael J. Brady.........    Vice President           None
William M. Breen.........    Vice President           None
James T. Fatseas.........    Vice President           None
Debra W. Landsman-Yaros..    Vice President           None
Michelle T. Lau..........    Vice President           None
Salavatore Venezia.......    Vice President           None
William Wasel............    Vice President           None
Donald C. Burke..........    Vice President           Vice President and
                                                        Treasurer
Robert Harris............    Secretary                None

         (c)      Not applicable.

Item 28.   Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.   Management Services.

         Other than as set forth under the caption "Management of the Program" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Program--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.   Undertakings.

         Not applicable.


                                  SIGNATURES

         Pursuant to the requirements of the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, in the Township of Plainsboro, and the State of New Jersey, on the 30th day of May, 2000.

                            THE ASSET PROGRAM, INC.
                                 (Registrant)

                            By:  /s/   DONALD C. BURKE
                                ----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

         Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

         Signatures                          Title                    Date
         ----------              -----------------------------     ----------
        TERRY K. GLENN*          President (Principal Executive    May 30, 2000
-----------------------------    Officer)
       (Terry K. Glenn)


        DONALD C. BURKE*         Vice President and Treasurer
-----------------------------    (Principal Financial and
       (Donald C. Burke)         Accounting Officer)


        JOE GRILLS*              Director
-----------------------------
       (Joe Grills)


        WALTER MINTZ*            Director
-----------------------------
       (Walter Mintz)


    ROBERT S. SALOMON, JR.*      Director
-----------------------------
   (Robert S. Salomon, Jr.)


       MELVIN R. SEIDEN*         Director
-----------------------------
      (Melvin R. Seiden)


     STEPHEN B. SWENSRUD*         Director
-----------------------------
     (Stephen B. Swensrud)


        ARTHUR ZEIKEL*            Director
-----------------------------
        (Arthur Zeikel)


*By:  /s/ DONALD C. BURKE                                        May 30, 2000
-----------------------------
         (Donald C. Burke,
         Attorney-in-Fact)


                               POWER OF ATTORNEY

         The undersigned, the Directors/Trustees, and the officers of each of the registered investment companies listed below, hereby authorize Terry K. Glenn, Donald C. Burke and Joseph T. Monagle, Jr. or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange
Commission: Merrill Lynch Adjustable Rate Securities Fund, Inc.; Apex Municipal Fund, Inc.; Merrill Lynch Asset Builder Program, Inc.; Corporate High Yield Fund, Inc.; Corporate High Yield Fund II, Inc.; Corporate High Yield Fund III, Inc.; Merrill Lynch Federal Securities Trust; Merrill Lynch Fundamental Growth Fund, Inc.; Income Opportunities Fund 1999, Inc.; Income Opportunities Fund 2000, Inc.; MuniHoldings Insured Fund II, Inc.; MuniHoldings Insured Fund III, Inc.; MuniInsured Fund, Inc.; MuniYield Insured Fund, Inc.; Merrill Lynch Phoenix Fund, Inc.; Merrill Lynch Real Estate Fund, Inc.; Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust and Summit Cash Reserves Fund of Financial Institution Series Trust.

              Signatures                           Title                               Date
              ----------                           -----                               ----

      /S/  TERRY K. GLENN*            President (Principal Executive              April 13, 1999
------------------------------           Officer) and Director
        (Terry K. Glenn)

      /S/  DONALD C. BURKE*           Vice President and Treasurer                April 13, 1999
------------------------------
        (Donald C. Burke)                (Principal Financial and
                                         Accounting Officer)

        /S/  JOE GRILLS*              Director/Trustee                            April 13, 1999
------------------------------
          (Joe Grills)

       /S/  WALTER MINTZ*             Director/Trustee                            April 13, 1999
------------------------------
         (Walter Mintz)

  /S/  ROBERT S. SALOMON, JR.*        Director/Trustee                            April 13, 1999
-------------------------------
    (Robert S. Salomon, Jr.)

     /S/  MELVIN R. SEIDEN*           Director/Trustee                            April 13, 1999
-------------------------------
       (Melvin R. Seiden)

    /S/  STEPHEN B. SWENSRUD*         Director/Trustee                            April 13, 1999
-------------------------------
      (Stephen B. Swensrud)

       /S/  ARTHUR ZEIKEL*            Director/Trustee                            April 13, 1999
-------------------------------
         (Arthur Zeikel)

                                                                     EXHIBIT 10

INDEPENDENT AUDITORS' CONSENT

The Asset Program, Inc.:
(formerly Merrill Lynch Asset Builder Program Inc.)

We consent to the incorporation by reference in this Amendment No. 13 to Registration Statement No. 811-7177 under the Investment Company Act of 1940, as amended, for The Asset Program Inc. of our report dated March 15, 2000 appearing in the annual report to shareholders of the Merrill Lynch Asset Builder Program, Inc. (which includes the Quality Bond Portfolio and the Global Opportunity Portfolio) for the year ended January 31, 2000 and to the reference to us under the caption "Independent Auditors" both of which appear in Part B of such Registration Statement.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Princeton, New Jersey
May 30, 2000